PGIM Jennison Small-Cap Core Equity Fund Expense Example, No Redemption - PGIM Jennison Small-Cap Core Equity Fund - R6	Jul. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 97
Expense Example, No Redemption, 3 Years	572
Expense Example, No Redemption, 5 Years	1,074
Expense Example, No Redemption, 10 Years	$ 2,455